11 ACQUISITION OF HIP DIGITAL MEDIA	12 Months Ended
Dec. 31, 2017
Notes
11 ACQUISITION OF HIP DIGITAL MEDIA

11       ACQUISITION OF HIP DIGITAL MEDIA

On June 10, 2015, the Company completed the acquisition (the “Hip Acquisition”) of all the issued and outstanding shares of Hip Digital Media Inc., (“Hip Digital”) via a merger of a newly-incorporated subsidiary of Snipp (“Merger Sub”) and Hip Digital as set out in the Merger Agreement (the “Merger Agreement”) with Hip Digital dated May 31, 2015, and as amended on June 8, 2015. The Company incurred legal fees of $248,503 (professional fees) and filing fees of $23,589 (general administrative) related to this acquisition.

On closing, the Company made a payment of $100 and issued 3,757,495 common shares of Snipp to Hip Digital shareholders. In addition, during the year ended December 31, 2016, the Company issued to Hip Digital shareholders 2,741,931 performance shares of Snipp (the “Performance Shares”), corresponding to actual revenue recognized from  Hip Digital during the period beginning on April 1, 2015 and ending on March 31, 2016 (the “Performance Period”). Further, Snipp, Hip Digital and an advisor of Hip Digital (the “Advisor”) entered into a settlement agreement (the “Advisory Settlement Agreement”) that provided for the issuance of 456,066 common shares of Snipp to the Advisor in satisfaction of $300,000 owing from Hip Digital to the Advisor. On closing, the Advisor was issued 164,184 common shares and during the year ended December 31, 2016 an additional 291,882 common shares were issued. In addition, in order to reward and incentivize certain key employees and service providers of Hip Digital (the “Bonus Grantees”), the Company could issue up to 1,938,279 common shares of Snipp, subject to the terms of a bonus grant agreement. 697,780 of these shares valued at $224,997 were issued in 2015 and 1,167,813 of these shares valued at $191,484 were issued and expensed during the year ended December 31, 2016, which have been included as stock-based compensation on the consolidated statements of operations and comprehensive loss. The Performance Shares and Advisor shares had been re- valued using the Company’s closing share price at each reporting period end with fluctuations in share price resulting in adjustments to the acquisition consideration payable in equity. These fair value changes were recognized through profit and loss.

The original estimate of the contingent consideration was based on management estimates that Hip Digital would achieve 100% of set revenue targets. The actual results achieved were 73% for the tranche two target, 34% for the tranche three target and 29% for the tranche four target. 3,921,679 shares valued at $2,174,571 were issued in 2015 and 3,033,813 shares valued at $393,801 were issued during the year ended December 31, 2016.

Estimated purchase price June 10, 2015	$6,090,497
Change in fair value of acquisition consideration payable in equity	(2,978,926)
Value of shares issued	(2,174,554)
December 31, 2015	937,017
Change in fair value of acquisition consideration payable in equity	(543,216)
Value of shares issued	(393,801)
December 31, 2016	$-

The fair value of the net liabilities of Hip Digital prior to closing was as follows:

Cash and cash equivalents	$354,477
Accounts receivable	954,469
Deposits, prepaid expenses and other assets	178,383
Fixed assets and intangible assets	7,991
Accounts payable and accrued liabilities	(882,951)
Deferred revenue	(1,901,308)
$(1,288,939)

The Company’s purchase price allocation is as follows:

Intellectual property	$2,300,000
Customer relationships	960,000
Music label contracts	980,000
Goodwill	3,139,436
$7,379,436

Goodwill corresponds to the workforce acquired, future growth and is a result of excess purchase consideration over the fair value of identifiable assets acquired.

Measurement Period Adjustments to December 31, 2015 Balance Sheet:

Purchase price allocation	Preliminary	Adjustments	Final

Unallocated Purchase Price	$7,379,436	$(7,379,436)	$-
Intellectual property	-	2,300,000	2,300,000
Customer relationships	-	960,000	960,000
Music label contracts	-	980,000	980,000
Goodwill	-	3,139,436	3,139,436
	$7,379,436	$-	$7,379,436

The above purchase price allocation adjustments for the Hip Digital acquisition represent balance sheet reclassifications between unallocated purchase price, intellectual property, customer relationships, music label contracts and goodwill within the measurement period for the Hip Digital acquisition.

Measurement Period Adjustments to December 31, 2015 Statement of Operations:

Purchase price allocation	Preliminary	Adjustments	Final

Amortization of intangibles	$237,312	$494,666	$731,978

The above purchase price allocation adjustments for the Hip Digital acquisition represent statement of operations reclassifications for amortization of intellectual property, customer relationships and music label contracts within the measurement period for the Hip Digital acquisition.